Description of the Company and Summary of Significant Accounting Policies - Lease Assets and Liabilities (Q2) (Details) - USD ($) $ in Millions	Jul. 02, 2023	Jan. 01, 2023	Jan. 02, 2022
Lessee, Lease, Description [Line Items]
Other non-current assets	$ 164	$ 110	$ 126
Total lease liabilities	167	116	129
Lease liability	47	35	47
Noncurrent lease liability	120	81	$ 82
Related Party
Lessee, Lease, Description [Line Items]
Other non-current assets	73
Lease liability	13
Noncurrent lease liability	56
Accrued and other current liabilities
Lessee, Lease, Description [Line Items]
Total lease liabilities	47	35
Other non-current liabilities
Lessee, Lease, Description [Line Items]
Total lease liabilities	$ 120	$ 81